NET (LOSS)/INCOME PER SHARE	12 Months Ended
Dec. 31, 2017
NET (LOSS)/INCOME PER SHARE
NET (LOSS)/INCOME PER SHARE

17. NET (LOSS)/INCOME PER SHARE

Basic net (loss)/income per share is the amount of net (loss)/income available to each share of ordinary shares outstanding during the reporting period. Diluted net (loss)/income per share is the amount of net (loss)/income available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. For the years ended December 31, 2015, 2016 and 2017, options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net (loss)/income per share were 13,674,424 shares, 22,635,281 shares and 10,851 shares on a weighted average basis, respectively. For the years ended December 31, 2015, 2016 and 2017, the Pre-IPO Preferred Shares and convertible loans convertible into ordinary shares that were also anti-dilutive and excluded from the calculation of diluted net loss per share of the Company were 176,751,805 shares, 178,923,801 shares and 190,426,133 shares on a weighted average basis, respectively.

The following table sets forth the computation of basic and diluted net (loss)/income per share for the periods indicated:

	For the Year Ended December 31,
	2015	2016	2017
	(RMB in thousands, except for share and per share data)
Basic net (loss)/income per share calculation:
Numerator:
Net (loss)/income	(310,194)	(117,939)	240,352
Accretion on Pre-IPO Series A-1 Preferred Shares redemption value	(585)	(688)	(755)
Accretion on Pre-IPO Class B Ordinary Shares redemption value	(108)	(127)	(139)
Accretion on Pre-IPO Series A-2 Preferred Shares redemption value	(3,127)	(3,687)	(4,043)
Accretion on Pre-IPO Series B-1 Preferred Shares redemption value	(2,586)	(3,035)	(3,335)
Accretion on Pre-IPO Series B-2 Preferred Shares redemption value	(45,118)	(54,762)	(58,600)
Accretion on Pre-IPO Series C-1 Preferred Shares redemption value	—	—	(12,913)
Accretion on Pre-IPO Series C-2 Preferred Shares redemption value	—	—	(2,332)
Income allocation to participating preferred shares	—	—	(132,241)
Deemed dividend to a preferred shareholder	—	(42,679)	—

Net (loss)/income attributable to ordinary shareholders	(361,718)	(222,917)	25,994
Denominator:
Weighted average ordinary shares outstanding—basic	110,647,199	110,647,199	113,620,774

Net (loss)/income per share attributable to ordinary shareholders—basic	(3.27)	(2.01)	0.23

Diluted net (loss)/income per share calculation:
Numerator:
Net (loss)/income attributable to ordinary shareholders—diluted	(361,718)	(222,917)	25,994
Denominator:
Weighted average ordinary shares outstanding—basic	110,647,199	110,647,199	113,620,774
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	—	—	27,231,627
Weighted average ordinary shares outstanding—diluted	110,647,199	110,647,199	140,852,401

Net (loss)/income per share attributable to ordinary shareholders—diluted	(3.27)	(2.01)	0.18